Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jun. 25, 2014
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

DIREXION IBILLIONAIRE INDEX ETF (IBLN)

Supplement dated July 25, 2014 to the

Prospectus and Statement of Additional Information ("SAI") dated June 25, 2014

Effective immediately, for the Direxion iBillionaire Index ETF (the "Fund"), the third and fourth paragraphs under the section "Principal Investment Strategy" on pages 1 and 2 of the prospectus shall be replaced in their entirety with the following:

Principal Investment Strategies

The Index is composed of 30 U.S. mid and large cap securities selected by iBillionaire Inc. (the "Index Provider") using proprietary methodologies. The Index Provider starts with a list of billionaire investors and institutional money managers ("Managers") in the financial services industry derived from publicly available information. The Index Provider then narrows down that list utilizing the following criteria: i) the Manager has a personal net worth of at least $1 billion that is calculated and verified by industry publications; ii) financial markets and investments are the Manager's primary source of wealth; iii) the public portfolio of the Manager is valued at $1 billion or higher; iv) the Manager's portfolio has at least 10 securities; v) the portfolio turnover is less than 50%; vi) the Manager's equity allocation has a three year return that places the Manager in the top 15 financial billionaires; and vii) the Manager files Form 13F and has investments in the United States. The Index Provider limits the number of Managers to ten, however, the number of Managers could be less than ten if there are not ten Managers that meet the above criteria. The Index Provider obtains information regarding the Managers' holdings from the Form 13F filings that include the holdings of a company or hedge fund that the Manager makes investment decisions for, and that are filed with the SEC.

In addition to the criteria used to select the Managers, the companies included in the Index must meet the following requirements: i) is a U.S. company issuing equity securities; ii) is part of the portfolio of at least one of the Managers selected by the Index Provider; and iii) has a market capitalization greater than $1 billion. The 30 stocks included in the Index are based on the companies with the highest allocations across the portfolios of the Managers that meet the criteria chosen by the Index Provider. The Index's allocation is equal weighted among the 30 stocks selected in accordance with the Index's methodology. That is, each stock will represent approximately 3.33% of the Index. The Index is rebalanced each quarter. The Index may rebalance or reconstitute more frequently if a corporate event such as bankruptcy, delisting, merger or an acquisition causes the security to become ineligible for inclusion in the Index.

For more information, please contact the Fund at (866) 476-7523.

Direxion iBillionaire Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dset_SupplementTextBlock

DIREXION SHARES ETF TRUST

DIREXION IBILLIONAIRE INDEX ETF (IBLN)

Supplement dated July 25, 2014 to the

Prospectus and Statement of Additional Information ("SAI") dated June 25, 2014

Effective immediately, for the Direxion iBillionaire Index ETF (the "Fund"), the third and fourth paragraphs under the section "Principal Investment Strategy" on pages 1 and 2 of the prospectus shall be replaced in their entirety with the following:

Principal Investment Strategies

The Index is composed of 30 U.S. mid and large cap securities selected by iBillionaire Inc. (the "Index Provider") using proprietary methodologies. The Index Provider starts with a list of billionaire investors and institutional money managers ("Managers") in the financial services industry derived from publicly available information. The Index Provider then narrows down that list utilizing the following criteria: i) the Manager has a personal net worth of at least $1 billion that is calculated and verified by industry publications; ii) financial markets and investments are the Manager's primary source of wealth; iii) the public portfolio of the Manager is valued at $1 billion or higher; iv) the Manager's portfolio has at least 10 securities; v) the portfolio turnover is less than 50%; vi) the Manager's equity allocation has a three year return that places the Manager in the top 15 financial billionaires; and vii) the Manager files Form 13F and has investments in the United States. The Index Provider limits the number of Managers to ten, however, the number of Managers could be less than ten if there are not ten Managers that meet the above criteria. The Index Provider obtains information regarding the Managers' holdings from the Form 13F filings that include the holdings of a company or hedge fund that the Manager makes investment decisions for, and that are filed with the SEC.

In addition to the criteria used to select the Managers, the companies included in the Index must meet the following requirements: i) is a U.S. company issuing equity securities; ii) is part of the portfolio of at least one of the Managers selected by the Index Provider; and iii) has a market capitalization greater than $1 billion. The 30 stocks included in the Index are based on the companies with the highest allocations across the portfolios of the Managers that meet the criteria chosen by the Index Provider. The Index's allocation is equal weighted among the 30 stocks selected in accordance with the Index's methodology. That is, each stock will represent approximately 3.33% of the Index. The Index is rebalanced each quarter. The Index may rebalance or reconstitute more frequently if a corporate event such as bankruptcy, delisting, merger or an acquisition causes the security to become ineligible for inclusion in the Index.

For more information, please contact the Fund at (866) 476-7523.